As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Schedules of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace & Defense - 6.6%
19,000	General Dynamics Corp.	$1,486,180
57,905	Honeywell International Inc.	3,258,893
12,281	Precision Castparts Corp.	1,490,422
26,175	Rockwell Collins, Inc.	1,849,002
		8,084,497

	Auto Components - 2.7%
28,331	Johnson Controls, Inc.	3,279,880

	Beverages - 4.0%
22,860	PepsiCo, Inc.	1,482,471
65,320	The Coca-Cola Co.	3,416,889
		4,899,360
	Biotechnology - 3.3%
45,366	Celgene Corp.*	2,600,833
37,782	Gilead Sciences, Inc.*	1,464,808
		4,065,641

	Capital Markets - 5.0%
47,085	Ameriprise Financial, Inc.	2,993,193
11,915	Franklin Resources, Inc.	1,578,380
18,478	Morgan Stanley	1,549,935
		6,121,508

	Chemicals - 3.7%
22,435	Air Products and Chemicals, Inc.	1,803,101
38,893	E. I. du Pont de Nemours and Co.	1,977,320
10,855	Praxair, Inc.	781,451
		4,561,872

	Communications Equipment - 1.1%
48,205	Nokia Oyj - ADR	1,355,043

	Computers & Peripherals - 7.0%
9,830	Apple, Inc.*	1,199,653
45,791	Hewlett-Packard Co.	2,043,194
18,733	International Business Machines Corp.	1,971,648
65,379	NCR Corp.*	3,435,013
		8,649,508

	Containers & Packaging - 0.5%
11,495	Ball Corp.	611,189

	Consumer Finance - 3.0%
60,100	American Express Co.	3,676,918

	Diversified Financial Services - 1.8%
45,670	JPMorgan Chase & Co.	2,212,711

	Diversified Telecommunication Services - 2.7%
81,028	AT&T, Inc.	3,362,662

	Electronic Equipment & Instruments - 1.8%
60,481	Amphenol Corp.	2,156,148

	Energy Equipment & Services - 6.4%
43,716	Cameron International Corp.*	3,124,382
20,645	GlobalSantaFe Corp.#	1,491,601
5,370	National-Oilwell Varco Inc.*	559,769
47,797	Weatherford International Ltd.*#	2,640,306
		7,816,058

	Food Products - 2.0%
42,130	General Mills, Inc.	2,461,235

	Health Care Equipment & Supplies - 7.2%
7,471	Alcon, Inc.#	1,007,913
79,277	Baxter International, Inc.	4,466,466
41,752	Stryker Corp.	2,634,134
8,550	Zimmer Holdings, Inc.*	725,809
		8,834,322

	Health Care Providers & Services - 3.2%
23,241	Coventry Health Care, Inc.*	1,339,844
13,123	Laboratory Corporation of America Holdings*	1,027,006
25,340	McKesson Corp.	1,511,278
		3,878,128

	Hotels, Restaurants & Leisure - 2.9%
71,415	McDonald's Corp.	3,625,025

	Household Products - 1.0%
20,390	Procter & Gamble Co.	1,247,664

	Insurance - 1.8%
44,000	AFLAC, Inc.	2,261,600

	IT Services - 2.8%
15,475	Fidelity National Information Services, Inc.	839,983
22,007	Fiserv, Inc.*	1,249,998
7,870	MasterCard, Inc. - Class A	1,305,397
		3,395,378

	Life Sciences Tools & Services - 4.5%
70,916	Thermo Fisher Scientific, Inc.*	3,667,775
30,407	Waters Corp.*	1,804,960
		5,472,735

	Machinery - 1.9%
23,580	Parker Hannifin Corp.	2,308,718

	Media - 3.4%
44,334	EchoStar Communications Corp. - Class A*	1,922,766
65,572	The Walt Disney Co.	2,238,628
		4,161,394

	Oil, Gas & Consumable Fuels - 2.5%
74,140	The Williams Companies, Inc.	2,344,307
12,760	XTO Energy, Inc.	766,876
		3,111,183

	Pharmaceuticals - 4.3%
113,279	Schering-Plough Corp.	3,448,213
32,207	Wyeth	1,846,749
		5,294,962

	Road & Rail - 4.4%
37,935	Burlington Northern Santa Fe Corp.	3,229,786
18,820	Union Pacific Corp.	2,167,123
		5,396,909

	Search, Detection, Navigation, Guidance, Aeronautical & Nautical - 1.4%
22,765	Garmin Ltd.#	1,683,927

	Software - 1.7%
105,980	Oracle Corp.*	2,088,866

	Textiles, Apparel & Luxury Goods - 1.9%
39,680	NIKE, Inc. - Class B	2,312,947

	Wireless Telecommunication Services - 1.2%
23,860	America Movil SAB de C.V. - ADR	1,477,650

	Total Common Stocks (Cost $107,002,736)	119,865,638

	SHORT-TERM INVESTMENTS - 2.5%
1,436,736	AIM Liquid Assets	1,436,736
1,616,603	AIM STIT-STIC Prime Portfolio	1,616,603
	Total Short-Term Investments (Cost $3,053,339)	3,053,339

	Total Investments in Securities (Cost $110,056,075) - 100.2%	122,918,977
	Liabilities in Excess of Other Assets - (0.2)%	(225,928)
	Net Assets - 100.00%	$122,693,049

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows**:

Cost of investments	$110,616,572

Gross unrealized appreciation	$13,901,358
Gross unrealized depreciation	(1,598,953)
Net unrealized appreciation	$12,302,405

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   8/22/2007

* Print the name and title of each signing officer under his or her signature.